SHORT-TERM INVESTMENTS - Scheduled Maturities of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 347,284
Amortized cost, due after one year through five years	704,074
Amortized cost	1,051,358	$ 1,043,278
Estimated fair value, due within one year	340,514
Estimated fair value, due after one year through five years	671,772
Available-for-sale total	$ 1,012,286	$ 1,041,589